Segment analysis (Tables)	6 Months Ended
Jun. 30, 2024
Segment analysis
Schedule of reconciliation of (loss)/profit for the year to Adjusted EBITDA

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Profit/(loss) for the period	2	(10)	(10)	(11)
Income tax charge/(credit)	2	(2)	(7)	(11)
Net finance expense	51	23	86	46
Depreciation and amortization	113	100	222	198
Exceptional operating items	10	40	21	59
Adjusted EBITDA	178	151	312	281

Schedule of segment results

Segment results for the three months ended June 30, 2024 and 2023 are:

	Revenue		Adjusted EBITDA
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Europe	566	555	79	64
Americas	693	700	99	87
Group	1,259	1,255	178	151

Segment results for the six months ended June 30, 2024 and 2023 are:

	Revenue		Adjusted EBITDA
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Europe	1,047	1,041	122	113
Americas	1,353	1,345	190	168
Group	2,400	2,386	312	281

Schedule of disaggregation of revenue

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2024:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	562	—	4	566
Americas	—	594	99	693
Group	562	594	103	1,259

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2023:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	552	—	3	555
Americas	—	608	92	700
Group	552	608	95	1,255

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2024:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,036	1	10	1,047
Americas	—	1,147	206	1,353
Group	1,036	1,148	216	2,400

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2023:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,030	7	4	1,041
Americas	—	1,150	195	1,345
Group	1,030	1,157	199	2,386

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Over time	994	998	1,910	1,910
Point in time	265	257	490	476
Group	1,259	1,255	2,400	2,386